OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year, before tax	¥ (12,500)	¥ (1,314)	¥ (3,813)
Effective portion of changes in fair value of hedging instruments recognized during the year, tax effect	2,159	240	652
Effective portion of changes in fair value of hedging instruments recognized during the year, net of tax	(10,341)	(1,074)	(3,161)
Amounts transferred to initial carrying amount of hedged items, before tax		(4)	13
Amounts transferred to initial carrying amount of hedged items, tax effect		1	(2)
Amounts transferred to initial carrying amount of hedged items, net of tax		(3)	11
Reclassification adjustments for amounts transferred to the consolidated statement of income, cash flow hedge, before tax	730	(575)	6,279
Reclassification adjustments for amounts transferred to the consolidated statement of income, cash flow hedge, tax effect	(130)	72	(1,115)
Reclassification adjustments for amounts transferred to the consolidated statement of income, cash flow hedge, net of tax	600	(503)	5,164
Cash flow hedges, before tax	(11,770)	(1,893)	2,479
Cash flow hedges, tax effect	2,029	313	(465)
Cash flow hedges, net of tax	(9,741)	(1,580)	2,014
Cash flow hedge reserve	(4,932)	(460)
Cash flow hedge reserve attributable to owners	(4,917)	(510)
Available-for-sale financial assets:
Changes in fair value recognized during the year, before tax		(57)	(17)
Changes in fair value recognized during the year, tax			(7)
Changes in fair value recognized during the year, after tax		(57)	(24)
Changes in the fair value of instruments at fair value through other comprehensive income, before tax	(41)
Changes in the fair value of instruments at fair value through other comprehensive income, tax effect	(12)
Changes in the fair value of instruments at fair value through other comprehensive income, after tax	(53)
Available-for-sale securities, before tax		(57)	(17)
Available-for-sale securities, tax effect	(12)		(7)
Available-for-sale securities, net of tax		(57)	(24)
Fair value through other comprehensive income, before tax	(41)
Fair value through other comprehensive income, after tax	(53)
Share of other comprehensive income/(loss) of associates and joint ventures, before tax	(240)	1,053	45
Share of other comprehensive income/(loss) of associates and joint ventures, tax effect	11
Share of other comprehensive income/(loss) of associates and joint ventures, net of tax	(229)	1,053	45
Foreign currency translation differences, before tax	3,399	(3,792)	4,298
Foreign currency translation differences, net of tax	3,399	(3,792)	4,298
Other comprehensive income, before tax	(8,652)	(4,689)	6,805
Other comprehensive income, tax effect	2,028	313	(472)
Total other comprehensive income	¥ (6,624)	¥ (4,376)	¥ 6,333